Investments in Associate (Disclosure of Associates) (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 07, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Share of Medgold's loss for the period February 7, 2017 to December 31, 2017			$ (192)
Medgold [member]
Disclosure of associates [line items]
Medgold shares and warrants presented as marketable securities, January 1, 2017				$ 1,579
Cash paid upon exercise of warrants	$ 1,372
Fair value adjustments prior to February 7, 2017	(65)
Balance of Medgold Investment at February 7, 2017		$ 2,886
Share of Medgold's loss for the period February 7, 2017 to December 31, 2017		(192)
Balance December 30, 2017	$ 2,886	$ 2,694	$ 2,694